Fair Value Measurements (Details) - Schedule of information regarding Level 3 fair value measurements inputs as their measurement dates - $ / shares	2 Months Ended	5 Months Ended
	Sep. 25, 2020	Dec. 31, 2020
Schedule of information regarding Level 3 fair value measurements inputs as their measurement dates [Abstract]
Strike price (in Dollars per share)	$ 10.00	$ 10.04
Contractual term (years)	1 year	1 year
Volatility	15.00%	22.00%
Risk-free interest rate	37.00%	0.38%
Dividend yield(per share)	0.00%	0.00%